WESTERN ASSET TRUST, INC.

               Supplement to the Prospectuses Dated October 30, 1997


     Recently, the Directors of Western Asset Trust, Inc. (the "Company"), subject to approval of the affected Portfolio's shareholders, approved changes to the Company's Charter. The changes to the Company's Charter, among other things, will permit the issuance of multiple classes of shares, which will allow the Directors to allocate costs associated with a class (such as distribution costs) to those investors who purchase the shares of such class. Each currently operating Portfolio, other than the International Securities Portfolio, expects to offer two classes of shares. The principal economic difference between the classes is expected to be that one class will bear a distribution fee (sometimes referred to as a "12b-1 fee"), while the other class will not. The creation of an additional class of shares will permit the distribution fee to be properly allocated to those shareholders who purchase that class. Only shareholders who purchase the additional class of shares will pay a 12b-1 fee. In the future, the Directors could determine that other costs should be specially allocated to a particular class of shares or may make other changes to the terms of the classes.

	The Board of Directors also approved a special shareholders' meeting to vote on the changes to the Company's Charter as well as other proposals. The meeting is currently scheduled for May 21, 1998. In addition, the Board of Directors authorized a ten-for-one stock split of the shares of the Limited Duration, Intermediate and Core Portfolios and approved a change in each Portfolio's fiscal year-end to March 31. The financial highlights in the Prospectus and the financial statements which are incorporated by reference into the Prospectus and Statement of Additional Information do not reflect the stock split.

            The Date of this Supplement is May 1, 1998.

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                        WESTERN ASSET TRUST, INC.

Supplement to the Statements of Additional Information Dated October 30, 1997

     Recently, the Directors of Western Asset Trust, Inc., (the "Company"), subject to approval of the affected Portfolio's shareholders, elected three new directors, John E. Bryson, Anita L. DeFrantz, and Edward A. Taber, III, and authorized certain changes to the Money Market, Limited Duration, Intermediate and Core Portfolios fundamental investment policies. The Board of Directors also approved a special shareholders' meeting to vote on each of the above matters as well as other proposals. The meeting is currently scheduled for May 21, 1998. In addition, the Board of Directors authorized a ten-for-one stock split of the shares of the Limited Duration, Intermediate and Core Portfolios. The financial statements which are incorporated by reference into the Statement of Additional Information do not reflect the stock split.

    	New Directors. Certain information about Messrs. Bryson and Taber and Ms. DeFrantz is set forth in the following table. Any capitalized terms used and not defined herein have the meaning given to them in the SAI. An asterisk (*) indicates an individual who will be an interested person of the Company as defined in the 1940 Act. The business address of Mr. Bryson and Ms. DeFrantz is 117 East Colorado Boulevard, Pasadena, California 91105. The business address of Mr. Taber is 100 Light Street, Baltimore, Maryland 21202.

Name	                    Age	     Business Experience

John E. Bryson (1)	      54	      Chairman and Chief Executive Officer of
                                 Edison International and its principal
                                 subsidiary, Southern California Edison
                                 (both electric utilities companies);
                                 Director of Pacific American Income
                                 Shares, Inc. (closed-end investment
                                 company), The Boeing Company, The Times
                                 Mirror Company, H.F. Ahmanson & Co.
                                 (holding company with respect to
                                 financial services products), and the
                                 W.M. Keck Foundation (philanthropic
                                 organization); Trustee of Stanford
                                 University

Anita L. Defrantz (2)	   45	      President of the Amateur Athletic
                                 Foundation of Los Angeles; President of
                                 Kids in Sports; Vice President of the
                                 International Olympic Committee;
                                 Director of Pacific American Income
                                 Shares, Inc.; Board Member of the
                                 Amateur Athletic Foundation of Los
                                 Angeles, the International Olympic
                                 Committee, and the United States Olympic
                                 Committee Executive Board.


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Edward A. Taber, III (3)*	54	    Senior Executive Vice President of Legg
                                 Mason, Inc.; Director of the Legg Mason
                                 Value Trust, Inc., the Legg Mason Total
                                 Return Trust, Inc. and the Legg Mason
                                 Special Investment Trust, Inc.; Trustee of
                                 the Legg Mason Tax-Free Income Fund and
                                 the Legg Mason Cash Reserve Trust;
                                 President of the Legg Mason Income Trust,
                                 Inc.; President and a Director of the Legg
                                 Mason Global Trust, Inc., LM Institutional
                                 Fund Advisors II, Inc. and the Legg Mason
                                 Investors Trust, Inc.; Director of Western
                                 Asset Management Company (investment
                                 management firm and the current investment
                                 adviser to the Portfolios), Western Asset
                                 Global Management, Limited, Bartlett &
                                 Co., Batterymarch Financial Management,
                                 Inc., Gray, Seifert & Co., Inc.
                                 (investment adviser), GSH & Co. Inc.
                                 (investment adviser holding company),
                                 Fairfield Group, Inc. (investment
                                 adviser), LM Institutional Advisors, Inc.,
                                 and Legg Mason Fund Adviser, Inc.;
                                 formerly director of Taxable Fixed Income
                                 Division of T. Rowe Price.


(1) Member of the Nominating Committee of the Board subject to election by shareholders. Subject to Mr. Bryson's election by shareholders, the Nominating Committee of the Board will be comprised of Messrs. Bryson, Siart and Simpson.

(2) Member of the Audit Committee of the Board subject to election by shareholders. Subject to Ms. DeFrantz's election by shareholders, the Audit Committee of the Board will be comprised of Messrs. Gilman, Olson and Siart and Ms. DeFrantz.

(3) Mr. Taber is an interested person because of his positions with Legg Mason, Inc. and its affiliates. Legg Mason, Inc. is the parent of LM Institutional Advisors, Inc. and Western Asset Management Company.
Mr. Taber is also a member of the Executive Committee of the Board subject to election by shareholders. Subject to Mr. Taber's election by shareholders, the Executive Committee of the Board will be comprised of Messrs. McGagh, Arnault, Simpson and Taber.

   	Changes in Fundamental Investment Policies. Subject to shareholder approval, the Directors approved a number of changes to the fundamental investment restrictions of the Core, Intermediate, Limited Duration and Money Market Portfolios, including the elimination of certain of these restrictions. The Directors approved the elimination of the fundamental investment restrictions in the Statement of Additional Information with respect to: 1)

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margin transactions; 2) pledging assets; and 3) investments in certain oil, gas and other mineral interests. The Directors approved the following fundamental investment restrictions to replace the relevant existing investment restriction in the Statement of Additional Information with respect to: 1) investments in real estate; 2) investments in commodities; 3) making loans; and 4) borrowing and senior securities.

     "The Portfolio may purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time."

      "The Portfolio may lend or borrow money and issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time."

    	If the last amendment above is approved by shareholders, each Portfolio will also adhere to the following non-fundamental limitation on borrowing:

      "Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing (including reverse repurchase agreements and dollar roll transactions), a Portfolio will not make investments while its borrowing is in excess of 5% of its total assets."

                  The Date of this Supplement is May 1, 1998.